Other income (expense) - Schedule of financial income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Interest income	$ 2,703	$ 273	$ 7,250	$ 309
Cumulative catch-up adjustment, deferred royalty obligation	437	0	0	18,288
Financial income	$ 3,140	$ 273	$ 7,250	$ 18,597